ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 297	$ 312
Accounts payable	170	116
Interest payable on borrowings	129	208
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable and exchange shares dividends	53	54
Current portion of lease liabilities	27	30
Other	96	59
Total accounts payable and accrued liabilities	$ 772	$ 779